Commitments and contingencies	3 Months Ended
Mar. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
16. Commitments and contingencies

Contractual commitments

As of March 31, 2017, there were no material contractual purchase commitments.

Claims and Contingencies

Indonesian corporate income tax

In 2015, the Indonesian Minister of Finance issued regulations that provided that Indonesian corporate taxpayers are subject to a limit in claiming interest expense as tax deduction where their debt to equity ratio exceeds 4:1 which was effective from January 1, 2016. Certain industries, including the infrastructure industry, are exempted from the debt to equity ratio requirements. The infrastructure industry is not defined in the regulations; however, additional guidance was expected to be provided in early 2016. As of December 31, 2016 and March 31, 2017, the additional guidance had not been provided. Therefore, it is not certain if additional guidance will be provided to clarify whether the Partnership’s Indonesian subsidiary would qualify as part of the infrastructure industry and be exempted from the requirements. As a result, the limitations on the deductibility of interest expense have been applied for the year ended December 31, 2016 and the three months ended March 31, 2017, increasing the taxable income and the income tax expense of the Indonesian subsidiary. Due to the uncertainty of realizing the benefit of a 2013 tax loss carryforward in Indonesia, no income tax benefit was recognized. As a result of being able to utilize the prior year tax loss, a long-term income tax liability of $2.2 million and $0.2 million was recognized for the year ended December 31, 2016 and the three months ended March 31, 2017, respectively, for the uncertain tax position (refer to note 7). To the extent that the long-term income tax liability becomes payable, the current income tax payable is expected to qualify for reimbursement by PGN LNG under terms of the time charter.

Based upon the Partnership’s experience in Indonesia, tax regulations, guidance and interpretation in Indonesia may not be always be clear and may be subject to alternative interpretations or changes in interpretation over time. The Partnership’s Indonesian subsidiary is subject to examination by the Indonesian tax authorities for up to five years following the completion of a fiscal year. Tax examinations may lead to ordinary course adjustments or proposed adjustments to our taxes or tax loss carryforwards with respect to years under examination. The Partnership has recognized a provision in 2013 related to an uncertain tax position for the 2013 tax loss carryforward. It is reasonably possible within the next 12 months that the Partnership’s Indonesian subsidiary will be subject to a tax examination. Such an examination may or may not result in changes to the Partnership’s provisions on tax filings from 2013 through 2016. To date, there has been no tax audit on the Partnership’s operations in Indonesia.

PGN LNG claims including delay liquidated damages

The Partnership was indemnified by Höegh LNG for non-budgeted expenses (including repair and warranty costs) incurred in connection with the PGN FSRU Lampung project and for certain costs related to the restatement of the Partnership’s financial statements filed with the SEC on November 30, 2015.

In the first quarter of 2017, the Partnership received indemnification payments with respect to non-budgeted expenses of $0.3 million for the fourth quarter of 2016 which were recorded as a contribution to equity. No indemnification claims were filed for the three months ended March 31, 2017. The Partnership received payments for filed claims for indemnification with respect to non-budgeted expenses (including the warranty provision, value added tax, withholding tax, costs related to the restatement of the Partnership’s financial statements filed with the SEC on November 30, 2015 and other non-budgeted expenses) of approximately $0.8 and $2.4 million in the three months ended March 31, 2016 and the year ended December 31, 2016, respectively, which were recorded as a contribution to equity. The Partnership filed claims and was paid $0.3 million in the second quarter of 2016 for indemnification of non-budgeted expenses for the three months ended March 31, 2016.

Höegh Gallant claims and indemnification

The Partnership was indemnified by Höegh LNG for losses incurred in connection with the commencement of services under the time charter with EgyptCo (including technical issues) incurred in connection with the Höegh Gallant.

In the first quarter of 2017, the Partnership received indemnification payments with respect to losses incurred in connection with the commencement of services under the time charter due to technical issues of $0.1 million for the fourth quarter of 2016 which were recorded as a contribution to equity. An indemnification claim of $0.6 million was filed for the three months ended March 31, 2017, which was paid in the second quarter 2017. No indemnification claims were filed for the three months ended March 31, 2016. The Partnership received payments for filed claims of $1.4 million for the year ended December 31, 2016 for indemnification of losses due to start up technical issues and for other costs incurred which were recorded as a contribution to equity.